Notes to the cash flow statement - Summary of Tabular Form of Cash Flow from Operating Activities (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Notes To The Cash Flow Statement [Abstract]
Operating (loss) / profit	£ 17.3	£ (10.1)	£ 7.1	£ 10.4
Adjustments for:
Depreciation of property, plant and equipment	4.3	15.0	11.0	7.3
Depreciation of right-of-use assets	3.8	11.5	9.1	6.7
Amortization of intangible assets	7.9	26.4	20.9	15.7
Impairment of intangible assets	0.0	1.0	3.8	14.9
Impairment of asset held for sale	0.0	18.3	0.0	0.0
Loss on disposal of property, plant and equipment	0.2	0.0	0.5	0.0
Loss on disposal of right of use asset	0.0	0.6	0.0	0.0
Derivative financial instruments at fair value through profit or loss	(0.4)	0.2	0.0	0.0
Research and development expenditure credit	(0.7)	(2.0)	(2.5)	(1.5)
Share-based payments charge	7.3	23.3	17.9	9.3
Unrealized currency translation (gains) / losses	1.0	(1.3)	0.4	(1.4)
Operating cash flows before movements in working capital	40.7	82.9	68.2	61.4
Increase in inventories	(3.5)	(7.4)	(6.2)	(1.1)
(Increase) / decrease in receivables	(7.7)	(33.3)	4.0	2.7
(Decrease) / increase in payables	3.6	(6.2)	6.2	2.4
Cash generated from operations	£ 33.1	£ 36.0	£ 72.2	£ 65.4